Scheduled Maturities for Total Time Deposits (Detail) In Millions, unless otherwise specified	Mar. 31, 2012 USD ($)	Mar. 31, 2012 INR	Mar. 31, 2011 INR
Due to mature in the fiscal year ending March 31:
2013	$ 19,679.3	1,001,480.1	760,749.9
2014	4,424.8	225,177.0
2015	298.2	15,174.7
2016	113.5	5,777.6
2017	431.6	21,962.6
Thereafter	49.3	2,511.3
Total	$ 24,996.7	1,272,083.3	984,806.8